Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 76,599	$ 37,221
Deposits at call	423	542
Cash and cash equivalents	$ 77,022	$ 37,763	$ 47,386	$ 45,761